Investments - Convertible Note (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Debt Securities, Available-for-Sale [Line Items]
Investment	$ 4,500
Unrealized holding gains (losses) on convertible note	150
Fair value, ending balance	4,709
Convertible Note
Debt Securities, Available-for-Sale [Line Items]
Investment	4,500
Accrued interest	59
Amortized costs basis	4,559
Unrealized holding gains (losses) on convertible note	150
Fair value, ending balance	$ 4,709